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BARRETT GROWTH FUND
Summary Section
Investment Objective
The Barrett Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation and to maximize after-tax returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	BARRETT GROWTH FUND BARRETT GROWTH FUND Retail Class USD ($)
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BARRETT GROWTH FUND BARRETT GROWTH FUND Retail Class
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Shareholder service fee	0.25%
All other expenses	0.27%
Other Expenses	0.52%	[1]
Total Annual Fund Operating Expenses	1.17%
Less: Fee Waiver and/or Expense Reimbursement	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%	[1],[2]
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Segall Bryant & Hamill, LLC (“SBH” or the “Adviser”), the Fund’s investment adviser, has contractually agreed until at least November 30, 2025, to waive the investment advisory and/or administration fees and/or reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expenses of average net assets as reported in the Fund’s Financial Highlights will be no more than 0.99%, respectively, for such period. This agreement may not be terminated or modified by the Adviser prior to the termination date without the approval of the Board of Trustees.

Example

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed in the table above is reflected only through November 30, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs (whether or not you redeem your shares) would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
BARRETT GROWTH FUND | BARRETT GROWTH FUND Retail Class | USD ($)	101	354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. As the Fund recently commenced operations, there is not yet any portfolio turnover to report.

Principal Investment Strategies

The Fund’s investment objectives are not fundamental and may be changed by the Board of Trustees upon 60 days’ written notice to holders of the Fund’s shares.

The Fund invests primarily in a diversified portfolio of common stocks of large- and mid-cap U.S. companies, as well as global companies traded on a U.S. exchange, selected by the Adviser. The Fund considers mid-cap companies to be companies with market capitalizations of approximately $2 billion to $15 billion and large-cap companies to be companies with market capitalizations greater than $15 billion. The Fund may also purchase securities with an equity component, such as preferred stock, warrants, rights or other securities that are convertible into or exchangeable for shares of common stock. The Fund may invest up to 25% of its net assets in foreign securities, and will normally make such investments through the purchase of American Depositary Receipts (“ADRs”).

The Fund takes a conservative approach to growth stock investing that emphasizes “Growth at a Reasonable Price.” The Fund invests in common stocks of high-quality companies that the Adviser believes have superior growth potential and stocks that can be purchased at reasonable prices. The Fund makes investments in companies that have solid long-term earnings prospects and the Fund expects to hold these investments for prolonged periods of time, thereby avoiding short-term capital gains, which are taxable to shareholders at tax rates applicable to ordinary income. The Adviser focuses on identifying companies that will produce earnings and cash flow growth in excess of companies in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”). The Adviser makes investments in companies that it believes produce superior earnings at reasonable valuations. Superior relative earnings growth is usually driven by new products and services, niche products in growth sectors and industries, open-ended global growth opportunities, and cyclical companies whose margins are benefiting from a recovery in their respective industries. Stocks are sold when there is likely to be deterioration in earnings growth or other financial metrics, including balance sheet items. Maintaining a competitive industry position and management stability are also important factors in retaining a company position. Unusually weak relative stock market performance is another signal that prompts the Adviser to reevaluate a holding.

The Adviser mitigates risk in several ways. In order to invest in a specific company, the Adviser carefully analyzes the company’s balance sheet and overall ability to withstand adverse economic conditions. More broadly, the Adviser diversifies the portfolio across multiple industries, economic sectors and geographic regions to reduce the risk of a particular industry’s or region’s weakness adversely affecting the Fund’s performance. Since the Adviser focuses on buying companies at reasonable valuations, the risk of overpaying for companies with strong earnings growth is also reduced. The Fund invests in companies across the large- and mid-capitalization spectrum which provides the Fund with exposure to companies of different revenue and earnings levels. Finally, the Fund emphasizes objectivity in evaluating existing holdings and sells holdings when the fundamental outlook for a company is expected to deteriorate.

From time to time, the Fund may purchase options, futures contracts or other instruments, such as depositary receipts, that relate to a particular stock index, to allow the Fund to quickly invest excess cash in order to gain exposure to the markets until the Fund can purchase individual stocks.

Principal Risks
Performance

The Fund is expected to acquire the assets of the Barrett Growth Fund, as of the close of business on November 17, 2023 (the “Predecessor Fund”). The Predecessor Fund was advised by Barrett Asset Management, LLC. Performance results shown in the bar chart and the performance table below for periods prior to the reorganization reflect the performance of the Predecessor Fund. The Fund’s past performance (including the Predecessor Fund’s past performance), before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The following bar chart and table provide an indication of the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and since inception for the Fund (including performance of the Predecessor Fund, as described above), compared with those of an unmanaged index of securities.

Updated performance information is available by calling the Fund at 800-392-2673 or by visiting the Fund’s website at www.barrettasset.com/barrettmutual/.

Best quarter:	6/30/2020	22.72%
Worst quarter:	3/31/2020	-17.54%
The Fund’s calendar year-to-date return as of September 30, 2023 was 18.14%.
AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2022
Average Annual Total Returns - BARRETT GROWTH FUND		Label	1 Year	5 Years	10 Years
BARRETT GROWTH FUND Retail Class		Return Before Taxes	(24.61%)	9.18%	11.55%
BARRETT GROWTH FUND Retail Class | After Taxes on Distributions	[1]		(27.87%)	7.02%	10.29%
BARRETT GROWTH FUND Retail Class | After Taxes on Distributions and Sales			(12.28%)	7.35%	9.63%
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)			(18.11%)	9.42%	12.56%
Lipper Large-Cap Growth Funds Index (reflects no deduction for fees, expenses, or taxes)			(32.03%)	8.91%	12.35%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

BARRETT GROWTH FUND | All Risk [Member]

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund. The principal risks of investing in the Fund are:

BARRETT GROWTH FUND | Management Risk [Member]
●	Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

BARRETT GROWTH FUND | General Market Risk [Member]
●	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

BARRETT GROWTH FUND | Recent Market Events Risk [Member]
●	Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including rising inflation and the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

BARRETT GROWTH FUND | Equity Market Risk [Member]
●	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer and that participation in the growth of an issuer may be limited.

BARRETT GROWTH FUND | Growth Stock Risk [Member]
●	Growth Stock Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.

BARRETT GROWTH FUND | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in foreign companies, including ADRs, which represent an ownership in a foreign security, involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. Income earned on foreign securities may be subject to foreign withholding taxes. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may also apply to U.S. companies that have substantial foreign operations.

BARRETT GROWTH FUND | Large Capitalization Company Risk [Member]
●	Large-Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

BARRETT GROWTH FUND | Mid Capitalization Company Risk [Member]
●	Mid-Capitalization Company Risk. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies.

BARRETT GROWTH FUND | Options And Futures Risk [Member]
●	Options and Futures Risk. Options and futures may be more volatile than investments in securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.

BARRETT GROWTH FUND | Cybersecurity Risk [Member]
●	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.